Additional Information-Financial Statement Schedule 1	12 Months Ended
Dec. 31, 2013
Additional Information-Financial Statement Schedule 1

CHARM COMMUNICATIONS INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

BALANCE SHEETS

	December 31, 2012	December 31, 2013
Assets
Current assets:
Cash and cash equivalents	2,227	14,564
Due from subsidiaries	67,175	37,600
Investment in subsidiaries and variable interest entities	147,535	158,933
Other current assets	1,206	461

Total current assets	218,143	211,558

Non-current asset:
Other non-current asset	357	1,593

Total non-current asset	357	1,593

TOTAL ASSETS	218,500	213,151

LIABILITIES AND EQUITY
Current Liabilities:
Accrued expenses and other current liabilities	765	1,314

Total liabilities	765	1,314

Equity

Charm Communications Inc.’s Equity
Ordinary shares (US$0.0001 par value per share; 207,000,000 and 207,000,000 shares authorized; 76,669,573 and 81,401,128 shares issued and outstanding as of December 31, 2012 and December 31, 2013, respectively)	8	8
Additional paid-in capital	100,850	87,597
Retained earnings	101,225	101,621
Accumulated other comprehensive income	15,652	22,611

Total Equity	217,735	211,837

TOTAL LIABILITIES AND EQUITY	218,500	213,151

CHARM COMMUNICATIONS INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

STATEMENTS OF OPERATIONS

	Years ended December 31
	2011	2012	2013

Total operating expenses	(5,110)	(4,706)	(5,990)

Operating loss	(5,110)	(4,706)	(5,990)
Equity in profit of subsidiaries and variable interest entities	50,863	(115)	6,333
Interest income	394	116	53

Net income (loss)	46,147	(4,705)	396

CHARM COMMUNICATIONS INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	2011	2012	2013

Net income (loss)	46,147	(4,705)	396
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	9,065	2,268	6,959

Comprehensive income (loss)	55,212	(2,437)	7,355
Comprehensive income (loss) attributable to Charm Communications Inc.’s ordinary shareholders	55,212	(2,437)	7,355

CHARM COMMUNICATIONS INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

CONDENSED STATEMENTS OF CHANGES IN EQUITY

(Amounts in thousands of U.S. dollars (‘‘US$’’), except for number of shares)

	Charm Communications Inc.’s shareholders
	Ordinary shares		Additional paid-in	Statutory	Retained	Accumulated other comprehensive	Total Charm Communications Inc.’s
	Number	Amount	capital	reserve	earnings	income	shareholders’ equity

Balance at December 31, 2010	78,260,102	8	115,288	3,047	56,736	4,319	179,398

Cumulative translation adjustment	—	—	—	—	—	9,065	9,065
Net income	—	—	—	—	46,147	—	46,147
Repurchase of ordinary shares	(432,650)	—	(1,906)	—	—	—	(1,906)
Share-based compensation	—	—	3,069	—	—	—	3,069
Exercise of options	138,724	—	186	—	—	—	186
Provision of statutory reserve	—	—	—	4,978	(4,978)	—	—

Balance at December 31, 2011	77,966,176	8	116,637	8,025	97,905	13,384	235,959

Cumulative translation adjustment	—	—	—	—	—	2,268	2,268
Net income (loss)	—	—	—	—	(4,705)	—	(4,705)
Repurchase of ordinary shares	(2,041,836)	—	(5,825)	—	—	—	(5,825)
Share-based compensation	—	—	2,213	—	—	—	2,213
Vesting of restricted shares	403,793	—	—	—	—	—	—
Exercise of options	341,440	—	381	—	—	—	381
Dividend (Note 12)	—	—	(12,556)	—	—	—	(12,556)
Provision of statutory reserve	—	—	—	988	(988)	—	—

Balance at December 31, 2012	76,669,573	8	100,850	9,013	92,212	15,652	217,735

Cumulative translation adjustment	—	—	—	—	—	6,959	6,959
Net income (loss)	—	—	—	—	396	—	396
Purchase of noncontrolling interest	—	—	(278)	—	—	—	(278)
Share-based compensation	—	—	2,991	—	—	—	2,991
Vesting of restricted shares	482,125	—	—	—	—	—	—
Exercise of options	4,249,430	—	3,932	—	—	—	3,932
Dividend (Note 12)	—	—	(19,898)	—	—	—	(19,898)
Provision of statutory reserve	—	—	—	632	(632)	—	—

Balance at December 31, 2013	81,401,128	8	87,597	9,645	91,976	22,611	211,837

The accompanying notes are an integral part of these consolidated financial statements.

CHARM COMMUNICATIONS INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

CASH FLOW STATEMENTS

	Years ended December 31
	2011	2012	2013
Cash flows from operating activities
Net income	46,147	(4,705)	396
Adjustments to reconcile net income to net cash used in operating activities:
Equity income from subsidiaries and variable interest entities	(50,863)	115	(6,333)
Share-based compensation cost	3,069	2,214	2,991
Changes in operating assets and liabilities:
Due from subsidiaries	(7,231)	7,292	31,191
Other current assets	83	1,064	745
Other non-current asset	—	(357)	549
Accrued expenses and other current liabilities	136	(509)	(1,236)

Net cash used in operating activities	(8,659)	5,114	28,303

Cash flows from financing activities
Proceeds from option exercise	186	381	3,932
Repurchase of ordinary shares	(1,906)	(5,825)	—
Payments of dividend	—	(12,556)	(19,898)

Net cash provided by (used in) financing activities	(1,720)	(18,000)	(15,966)

Net increase (decrease) in cash and cash equivalents	(10,379)	(12,886)	12,337
Cash and cash equivalents at the beginning of the year	25,492	15,113	2,227

Cash and cash equivalents at the end of the year	15,113	2,227	14,564

Basis of presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and variable interest entities.

The Company records its investment in its subsidiaries and variable interest entities under the equity method of accounting. Such investment is presented on the balance sheet as “Investment in subsidiaries and variable interest entities” and share of their profit as “Equity in profit of subsidiaries and variable interest entities” on the statements of operations and comprehensive income (loss).

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.